Subsidiaries - Acquisition of Formatec Holding (Details) $ in Thousands	Jul. 07, 2022 USD ($) company
Formatec Holding
Subsidiaries
Number of companies | company	2
Formatec Holding
Subsidiaries
Percentage of interest acquired	100.00%
Cash consideration	$ 13,611
Acquisition related costs	$ 888